UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-21622

Thrivent Financial Securities Lending Trust

(Exact name of registrant as specified in charter)

625 Fourth Avenue South Minneapolis, Minnesota	55415
(Address of principal executive offices)	(Zip code)

John L. Sullivan, Assistant Secretary

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-5704

Date of fiscal year end: October 31

Date of reporting period: April 30, 2009

Item 1. Report to Stockholders

Semiannual Report APRIL 30, 2009 Thrivent Financial Securities Lending Trust

THRIVENT FINANCIAL SECURITIES LENDING TRUST

William D. Stouten, Portfolio Manager

The Trust seeks to maximize current income to the extent consistent with the preservation of capital and liquidity and maintain a stable $1.00 per share net asset value by investing in dollar-denominated securities with a remaining maturity of 397 calendar days or less.

Our conservative investment philosophy worked well during this period’s market turmoil. Maintaining a short weighted average maturity and holding liquid securities allowed us to shrink the portfolio over 50% during the market’s dramatic volatility. We have significantly increased the percentage of government agency debt and asset-backed commercial paper (which can be quickly liquidated using the Fed’s ABCP Money Market Mutual Fund Liquidity Facility) to keep the portfolio liquid and prepared for continued stress in the financial markets. We continue to manage the portfolio according to money market guidelines of Rule 2a-7 under the Investment Company Act of 1940 but are even more conservative, in our view, than the vast majority of money market funds. We’ll maintain a defensive portfolio stance, focusing less on yield and more on conservative investments and maintaining liquidity.

Portfolio Composition

(% of Portfolio)

Thrivent Financial Securities Lending Trust As of April 30, 2009*
7-Day Yield	0.61%
7-Day Effective Yield	0.61%

Average Annual Total Returns**
		Since Inception,
For the Period Ended April 30, 2009	1-Year	09/16/04
Total Return	1.86%	3.77%

*

Seven-day yields of the Thrivent Financial Securities Lending Trust refer to the income generated by an investment in the Trust over a specified seven-day period. Effective yields reflect the reinvestment of income. Yields are subject to daily fluctuation and should not be considered an indication of future results.

**

Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.

The performance data quoted represents past performance, which is not an indication of future results. Current performance may be lower or higher than the performance data quoted. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the Trust, which investors should read and consider carefully before investing.

An investment in the Trust is not insured or guaranteed by the FDIC or any other government agency. Although the Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust.

Shareholder Expense Example

(Unaudited)

As a shareholder of the Trust, you incur ongoing costs, including management fees and other Trust expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2008 through April 30, 2009.

Actual Expenses

In the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

In the table below, the second line provides information about hypothetical account values and hypothetical expenses based on the Trust’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical example that appears in the shareholder reports of the other funds.

	Beginning Account Value 11/01/08	Ending Account Value 04/30/09	Expenses Paid During Period 11/01/08 - 04/30/09*	Annualized Expense Ratio
Thrivent Financial Securities Lending Trust
Actual	$1,000	$1,005	$0.25	0.05%
Hypothetical**	$1,000	$1,025	$0.25	0.05%

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.
**	Assuming 5% total return before expenses.

Thrivent Financial Securities Lending Trust

Schedule of Investments as of April 30, 2009

(unaudited)

Principal Amount	Commercial Paper (42.8%)[a]	Value
Banking-Domestic (3.4%)
	Bank of America Corporation
$30,000,000	0.300%, 6/24/2009[b]	$29,986,500
	Societe Generale North America
12,198,000	0.210%, 5/1/2009[b]	12,198,000

	Total Banking-Domestic	42,184,500

Banking-Foreign (3.4%)
	BNP Paribas Paris
42,595,000	0.200%, 5/1/2009	42,595,000

	Total Banking-Foreign	42,595,000

Finance (14.5%)
	Barton Capital Corporation
10,000,000	0.730%, 5/21/2009[b]	9,995,945
	Bryant Park Funding, LLC
15,000,000	0.350%, 5/22/2009[b]	14,996,937
12,298,000	0.330%, 5/27/2009[b]	12,295,069
	Chariot Funding, LLC
25,000,000	0.400%, 7/13/2009[b]	24,979,722
	Old Line Funding, LLC
25,000,000	0.350%, 5/14/2009[b]	24,996,840
20,000,000	0.650%, 10/7/2009[b]	19,942,583
	Park Avenue Receivables Corporation
30,000,000	0.250%, 5/28/2009[b]	29,994,375
	Thunder Bay Funding, LLC
25,000,000	0.700%, 9/8/2009[b]	24,936,806
20,000,000	0.650%, 9/24/2009[b]	19,947,278

	Total Finance	182,085,555

U.S. Government (21.5%)
	Federal Home Loan Bank Discount Notes
25,000,000	0.240%, 5/18/2009	24,997,167
6,000,000	0.240%, 6/19/2009	5,998,040
7,720,000	0.430%, 7/13/2009	7,713,269
10,000,000	0.510%, 7/27/2009	9,987,675
	Federal Home Loan Mortgage Corporation Discount Notes
25,000,000	0.260%, 5/1/2009	25,000,000
17,123,000	0.390%, 5/6/2009	17,122,073
30,000,000	0.370%, 5/18/2009	29,994,757
5,300,000	0.380%, 5/26/2009	5,298,601
15,000,000	0.420%, 6/22/2009	14,990,900
30,000,000	0.480%, 6/24/2009	29,978,400
12,970,000	0.480%, 6/30/2009	12,959,624
15,000,000	0.560%, 9/1/2009	14,971,300
	Federal National Mortgage Association Discount Notes
25,000,000	0.350%, 5/27/2009	24,993,681
15,000,000	0.530%, 7/27/2009	14,980,787
10,000,000	0.540%, 9/8/2009	9,980,500
20,000,000	0.330%, 9/14/2009	19,975,067

	Total U.S. Government	268,941,841

	Total Commercial Paper	535,806,896

Principal Amount	U.S. Government (2.1%)[a]	Value
	Federal Home Loan Banks
10,000,000	3.750%, 8/18/2009	10,090,442
	Federal Home Loan Mortgage Corporation
15,700,000	5.000%, 6/11/2009	15,779,976

	Total U.S. Government	25,870,418

Shares	Other (4.9%)[a]	Value
61,530,000	Barclays Prime Money Market Fund	61,530,000

	Total Other	61,530,000

Principal Amount	Variable Rate Notes (51.8%)[a]	Value
Banking-Domestic (20.0%)
	Bank of America NA
10,000,000	1.436%, 5/6/2009[c]	10,000,000
15,000,000	1.397%, 7/6/2009[c,d]	15,000,000
	Barclays Bank plc NY
10,000,000	1.678%, 5/11/2009[c]	10,000,000
	Branch Banking and Trust Company
10,000,000	1.666%, 6/4/2009[c]	10,000,000
	Deutsche Bank AG/NY
25,000,000	1.401%, 5/21/2009[c]	24,993,509
20,000,000	1.457%, 6/22/2009[c]	20,000,000
	Royal Bank of Canada NY
10,000,000	1.508%, 7/1/2009[c]	10,000,000
	U.S. Bank NA
30,000,000	0.634%, 5/1/2009[c]	30,000,000
	Wachovia Bank
10,000,000	1.396%, 5/1/2009[b,c]	10,000,000
	Wells Fargo & Company
30,000,000	0.330%, 5/1/2009[c]	30,000,000
20,000,000	0.555%, 5/5/2009[c]	20,003,900
35,000,000	0.597%, 5/18/2009[c]	35,000,000
	Wells Fargo Bank NA
25,000,000	0.589%, 5/5/2009[c]	25,000,000

	Total Banking-Domestic	249,997,409

Banking-Foreign (4.4%)
	ING Bank NV
10,000,000	1.496%, 6/26/2009[c,d]	10,000,000
	Royal Bank of Canada
15,000,000	1.538%, 5/15/2009[c,d]	15,000,000
	Societe Generale
10,000,000	1.676%, 6/4/2009[c,d]	10,000,000
	Svenska Handelsbanken AB
20,000,000	1.462%, 7/27/2009[c,d]	20,000,000

	Total Banking-Foreign	55,000,000

Consumer Cyclical (9.2%)
	American Honda Finance Corporation
25,000,000	1.364%, 5/5/2009[c,d]	25,000,000
10,000,000	1.269%, 7/14/2009[c,d]	10,000,000
	Toyota Motor Credit Corporation
30,000,000	0.620%, 5/1/2009[c]	30,000,000
25,000,000	0.680%, 5/1/2009[c]	25,000,000
25,000,000	0.680%, 5/1/2009[c]	25,000,000

	Total Consumer Cyclical	115,000,000

Thrivent Financial Securities Lending Trust

Schedule of Investments as of April 30, 2009

(unaudited)

Principal Amount	Variable Rate Notes (51.8%)[a]	Value
Consumer Non-Cyclical (1.0%)
	Procter & Gamble Company
$12,000,000	1.314%, 6/9/2009[c]	$12,000,000

	Total Consumer Non-Cyclical	12,000,000

Finance (4.4%)
	General Electric Capital Corporation
25,000,000	0.509%, 5/11/2009[c]	25,000,000
	Procter & Gamble International Funding SCA
30,000,000	1.466%, 5/19/2009[b,c]	30,026,492

	Total Finance	55,026,492

U.S. Government (12.8%)
	Federal Home Loan Banks
30,000,000	0.545%, 5/1/2009[c]	30,000,001
15,000,000	0.700%, 5/1/2009[c]	15,000,000
10,000,000	0.578%, 5/21/2009[c]	10,000,000
	Federal Home Loan Mortgage Corporation
10,000,000	0.750%, 5/1/2009[c]	10,000,000
10,000,000	0.417%, 5/18/2009[c]	9,994,176
20,000,000	0.379%, 5/19/2009[c]	19,981,520
30,000,000	0.428%, 5/21/2009[c]	29,993,280
10,000,000	1.229%, 5/24/2009[c]	10,000,000
10,000,000	1.193%, 6/24/2009[c]	9,998,239
	Overseas Private Investment Corporation
5,000,000	0.350%, 5/6/2009[b,c]	5,000,000
10,000,000	0.350%, 5/6/2009[b,c]	10,000,000

	Total U.S. Government	159,967,216

	Total Variable Rate Notes	646,991,117

	Total Investments (at amortized cost) 101.6%	$1,270,198,431

	Other Assets and Liabilities, Net (1.6)%	(19,538,326)

	Total Net Assets 100.0%	$1,250,660,105

a	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
b	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank or institution.
c	Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.
d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of April 30, 2009, the value of these investments was $105,000,000 or 8.4% of total net assets.

Cost for federal income tax purposes	$1,270,198,431

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2009, in valuing Securities Lending Trust’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Fair Valuation Level	Investments in Securities	Other Financial Instruments*
Level 1	$–	$–
Level 2	1,270,198,431	–
Level 3	–	–

Totals (Level 1,2,3)	$1,270,198,431	$–

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Financial Securities Lending Trust

Statement of Assets and Liabilities

As of April 30, 2009 (unaudited)	Securities Lending Trust
Assets
Investments at cost	$1,270,198,431
Investments in securities at market value	1,270,198,431
Investments at Market Value	1,270,198,431	[a]

Cash	2,460
Dividends and interest receivable	1,138,016
Prepaid expenses	15,045
Total Assets	1,271,353,952

Liabilities
Distributions payable	691,307
Accrued expenses	24,695
Payable for investments purchased	19,942,583
Payable to affiliate	35,262
Total Liabilities	20,693,847

Net Assets
Capital stock (beneficial interest)	1,250,642,088
Accumulated undistributed net realized gain/(loss)	18,017

Total Net Assets	$1,250,660,105

Shares of beneficial interest outstanding	1,250,642,088

Net asset value per share	$1.00

[a]	Securities held by this fund are valued on the basis of amortized cost, which approximates market value.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Financial Securities Lending Trust

Statement of Operations

For the six months ended April 30, 2009 (unaudited)	Securities Lending Trust
Investment Income
Dividends	$14,624
Interest	10,872,653
Total Investment Income	10,887,277

Expenses
Adviser fees	392,689
Administrative service fees	38,335
Audit and legal fees	15,980
Custody fees	41,838
Insurance expenses	14,786
Printing and postage expenses	(1,345)
Transfer agent fees	20,208
Directors’ fees	(146)
Other expenses	11,766
Total Expenses Before Reimbursement	534,111
Less:
Reimbursement from adviser	(80,808)
Custody earnings credit	(10,765)
Total Net Expenses	442,538

Net Investment Income/(Loss)	10,444,739
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments	18,018
Net Realized and Unrealized Gains/(Losses)	18,018

Net Increase/(Decrease) in Net Assets Resulting From Operations	$10,462,757

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Financial Securities Lending Trust

Statement of Changes in Net Assets

	Securities Lending Trust
For the periods ended	04/30/09 (unaudited)	10/31/08
Operations
Net investment income/(loss)	$10,444,739	$162,953,486
Net realized gains/(losses)	18,018	79,083
Net Change in Net Assets Resulting From Operations	10,462,757	163,032,569

Distributions to Shareholders
From net investment income	(10,444,739)	(162,953,486)
From net realized gains	(78,524)	—
Total Distributions to Shareholders	(10,523,263)	(162,953,486)

Capital Stock Transactions
Sold	4,831,043,263	19,268,663,607
Redeemed	(6,042,221,400)	(21,857,953,773)
Capital Stock Transactions	(1,211,178,137)	(2,589,290,166)

Net Increase/(Decrease) in Net Assets	(1,211,238,643)	(2,589,211,083)

Net Assets, Beginning of Period	2,461,898,748	5,051,109,831

Net Assets, End of Period	$1,250,660,105	$2,461,898,748

Capital Stock Share Transactions
Sold	4,831,043,263	19,268,663,607
Redeemed	(6,042,221,400)	(21,857,953,773)

Total Capital Stock Share Transactions	(1,211,178,137)	(2,589,290,166)

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Financial Securities Lending Trust

Notes to Financial Statements

As of April 30, 2009

(Unaudited)

(1) ORGANIZATION

Thrivent Financial Securities Lending Trust (the “Trust”) was organized as a Massachusetts Business Trust on August 4, 2004 and is registered as an open-end management investment company under the Investment Company Act of 1940. The Trust commenced operations on September 16, 2004. All transactions in the Trust are with affiliates of the Trust.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust’s maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.

(2) SIGNIFICANT ACCOUNTING POLICIES

(A) Valuation of Investments – Securities are valued on the basis of amortized cost (which approximates value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The market values of the securities held in the Trust are determined once per week using prices supplied by the Trust’s independent pricing service. Mutual funds are valued at the net asset value at the close of each business day.

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 – Fair Value Measurements (FAS 157). The objective of the statement is to improve the consistency and comparability of fair value measurements used in financial reporting. FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value requirements. Various inputs are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities; Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; and Level 3 includes significant unobservable inputs such as the Fund’s own assumptions and broker evaluations in determining the fair value of investments.

(B) Federal Income Taxes – The Trust intends to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. The Trust, accordingly, anticipates paying no Federal income taxes and no Federal income tax provision was recorded.

(C) Recent Accounting Pronouncements – In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 – Accounting for Uncertainty in Income Taxes (FIN 48), an interpretation of FASB Statement 109 that requires additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not” standard that, based on the technical merits of the position, would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-likely-than-not recognition threshold, management of the Trust must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.

FIN 48 requires management of the Trust to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years are those that are open for exam by taxing authorities. Major jurisdictions for the Trust include Federal, Minnesota, Wisconsin, and Massachusetts as well as certain foreign countries. As of April 30, 2009, open Federal, Minnesota, Wisconsin, and Massachusetts tax years include the tax years ended October 31, 2005 through 2008. Additionally, as of April 30, 2009, the tax year ending October 31, 2004 is open for Wisconsin. The Trust has no examinations in progress and none are expected at this time.

As of April 30, 2009, management of the Trust has reviewed all open tax years and major jurisdictions and concluded that the adoption of FIN 48 resulted in no effect to the Trust’s tax liability, financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Trust is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

(D) Custody Earnings Credit – The Trust has a deposit arrangement with the custodian whereby interest earned on uninvested cash balances is used to pay a portion of custodian fees. This deposit arrangement is an alternative to overnight investments.

(E) Distributions to Shareholders – Net investment income is distributed to each shareholder as a dividend. Dividends from the Trust are declared daily and distributed monthly. Net realized gains from securities transactions, if any, are distributed at least annually after the close of the fiscal year.

(F) Repurchase Agreements – The Trust may engage in repurchase agreement transactions in pursuit of its

Thrivent Financial Securities Lending Trust

Notes to Financial Statements

As of April 30, 2009

(Unaudited)

investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. The Trust must take possession of collateral either directly or through a third-party custodian. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, the Trust could incur a loss due to a drop in the market value of the security during the time it takes the Trust to either sell the security or take action to enforce the original seller’s agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending legal action. The Trust may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers that are found by the Trust’s investment adviser Thrivent Financial for Lutherans (“Thrivent Financial” or the “Adviser”) to be creditworthy.

(G) Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“US GAAP”) require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

(H) Other – For financial statement purposes, investment security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discount and premium are amortized over the life of the respective securities on the interest method. Realized gains or losses on sales are determined on a specific cost identification basis. US GAAP requires permanent financial reporting and tax differences to be reclassified to trust capital. No reclassifications were necessary at April 30, 2009.

(3) FEES AND COMPENSATION PAID TO AFFILIATES

(A) Investment Advisory Fees – The Trust pays Thrivent Financial a fee for its advisory services. The annual rate of fees under the Investment Advisory Agreement is calculated at 0.045% of the average daily net assets of the Trust.

The Adviser has agreed to voluntarily reimburse the Trust for all expenses in excess of 0.05% of average daily net assets. This voluntary expense reimbursement may be discontinued at any time.

(B) Other Fees – The Trust has entered into an accounting services agreement with Thrivent Financial pursuant to which Thrivent Financial provides certain accounting personnel and services. For the six months ended April 30, 2009, Thrivent Financial received aggregate fees for accounting personnel and services of $38,584 from the Trust.

Each Trustee who is not affiliated with the Adviser receives an annual fee from the Trust for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to these fees. Each participant’s deferred compensation account will increase or decrease as if it were invested in shares of a particular series of Thrivent Mutual Funds.

Trustees not participating in the above plan received $732 in fees from the Trust for the six months ended April 30, 2009. No remuneration has been paid by the Trust to any of the officers or affiliated Trustees of the Trust. In addition, the Trust reimbursed unaffiliated Trustees for reasonable expenses incurred in relation to attendance at the meetings.

(C) Indirect Expenses – The Trust may invest in other mutual funds. Fees and expenses of those underlying funds are not included in the Trust’s expense ratio. The Trust indirectly bears its proportionate share of the annualized weighted average expense ratio for the underlying funds in which it invests.

(4) FEDERAL INCOME TAX INFORMATION

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from US GAAP. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. At fiscal year-end, the character and amount of distributions, on a tax-basis, and components of distributable earnings, are finalized. Therefore, as of April 30, 2009, the tax-basis balance has not been determined.

Thrivent Financial Securities Lending Trust

Financial Highlights

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*

		Income from Investment Operations			Less Distributions From

	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
SECURITIES LENDING TRUST
Period Ended 04/30/09 (unaudited)	$1.00	$0.01	$–	$0.01	$(0.01)	$–
Year Ended 10/31/08	1.00	0.03	–	0.03	(0.03)	–
Year Ended 10/31/07	1.00	0.05	–	0.05	(0.05)	–
Year Ended 10/31/06	1.00	0.05	–	0.05	(0.05)	–
Year Ended 10/31/05	1.00	0.03	–	0.03	(0.03)	–
Year Ended 10/31/04 (c)	1.00	–	–	–	–	–

(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.

(c) Since inception, September 16, 2004.

* All per share amounts have been rounded to the nearest cent.

The accompanying Notes to the Financial Statements are an integral part of this schedule.

Thrivent Financial Securities Lending Trust

Financial Highlights

				RATIOS / SUPPLEMENTAL DATA

				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**

Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$(0.01)	$1.00	0.54%	$1,250.7	0.05%	1.18%	0.06%	1.17%	N/A
(0.03)	1.00	3.38%	2,461.9	0.05%	3.36%	0.05%	3.36%	N/A
(0.05)	1.00	5.46%	5,051.1	0.05%	5.33%	0.05%	5.33%	N/A
(0.05)	1.00	4.93%	4,121.0	0.05%	4.82%	0.05%	4.82%	N/A
(0.03)	1.00	2.91%	3,864.6	0.05%	2.89%	0.05%	2.89%	N/A
–	1.00	0.22%	3,942.3	0.05%	1.80%	0.05%	1.80%	N/A

(b) Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.

** Computed on an annualized basis for periods less than one year.

The accompanying Notes to the Financial Statements are an integral part of this schedule.

Additional Information

(unaudited)

PROXY VOTING

The policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities are attached to the Trust’s Statement of Additional Information. You may request a free copy of the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 by calling 1-800-847-4836. You also may review the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 at www.sec.gov.

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

The Trust files its Schedule of Portfolio Holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. You may request a free copy of the Trust’s Forms N-Q by calling 1-800-847-4836. The Trust’s Forms N-Q also are available at www.sec.gov. You also may review and copy the Forms N-Q for the Trust at the SEC’s Public Reference Room in Washington, DC. You may get information about the operation of the Public Reference Room by calling 1-800-SEC-0330.

RESULTS OF SPECIAL SHAREHOLDER MEETING

A special meeting of shareholders of the Trust convened on May 15, 2009 to elect a Board of Trustees for the Trust, which was proposed to consist of the following individuals: F. Gregory Campbell, Herbert F. Eggerding, Jr., Noel K. Estenson, Richard L. Gady, Richard A. Hauser, Paul R. Laubscher, Connie M. Levi, Douglas D. Sims, Constance L. Souders and Russell W. Swansen.

Shareholder votes rendered the following results:

	For	Against	Abstain
F. Gregory Campbell	1,588,845,038.65	0	0
Herbert F. Eggerding, Jr.	1,588,845,038.65	0	0
Noel K. Estenson	1,588,845,038.65	0	0
Richard L. Gady	1,588,845,038.65	0	0
Richard A. Hauser	1,588,845,038.65	0	0
Paul R. Laubscher	1,588,845,038.65	0	0
Connie M. Levi	1,588,845,038.65	0	0
Douglas D. Sims	1,588,845,038.65	0	0
Constance L. Souders	1,588,845,038.65	0	0
Russell W. Swansen.	1,588,845,038.65	0	0

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Both the Investment Company Act of 1940 and the terms of the advisory agreement of the Trust require that the agreement be approved annually by a majority of the Board of Trustees, including a majority of the Independent Trustees. At its meeting on November 11, 2008, the Board of Trustees of the Trust voted unanimously to renew the existing advisory agreement between the Trust and the Adviser. In connection with its reapproval of the advisory agreement with the Adviser, the Board considered, among other things, the nature, extent and quality of the services provided by the Adviser; the performance of the Thrivent family of funds, including the Trust; and the costs of services provided and profits realized by the Adviser.

In connection with the renewal process, the Contracts Committee of the Board (consisting of each of the Independent Trustees) met on July 24, August 26 and November 11, 2008 to consider information relevant to the renewal process. In addition to reviewing the information presented to the Board during the contract renewal process and throughout the year, the Board also considered knowledge gained from discussions with management.

The Independent Trustees were represented by independent counsel throughout the review process and during private sessions of the Independent Trustees to consider reapproval of the agreement. The Trustees also received a memorandum from independent counsel summarizing their responsibilities under the Investment Company Act of 1940 in reviewing and approving the advisory agreement. The Contract Committee and Board’s consideration of the factors listed above and the information provided to it are discussed below.

At each of the Board’s regular quarterly meetings during 2008, management presented information describing the services furnished to the funds by the Adviser. During these meetings, management reported on the investment management, portfolio trading, and compliance functions provided to the funds under their advisory agreements. During the renewal process, the Board considered the specific services provided under advisory agreements as compared to these services provided by other mutual fund investment advisers under similar investment advisory agreements. The Board also considered information relating to the investment experience and educational backgrounds of the Adviser’s portfolio managers.

The Board received reports at each of its quarterly meetings from the Adviser’s Chief Investment Officer and from the Directors of Fixed Income and Equity Investments. In addition, the Board had, over the past year, met with a majority of the portfolio managers of the Adviser, which gave the Board an opportunity to evaluate the managers’ abilities, experience, and the quality of services they provide to the funds. Information was also presented to the Board describing the portfolio compliance functions performed by the Adviser. The Independent Trustees also received quarterly reports from the funds’ Chief Compliance Officer.

The Adviser also reviewed with the Board the Adviser’s ongoing program to enhance portfolio management capabilities, including recruitment of research analysts and other personnel, and investment in technology systems and applications to improve investment research, trading, portfolio compliance, and investment reporting functions. The Board viewed these actions as a significant factor in approving the advisory agreement as they demonstrated the Adviser’s commitment to provide the funds, including the Trust, with quality service and competitive investment performance.

In connection with each of its regular quarterly meetings, the Board received extensive information on the performance of the funds. The Board also considered both the contractual and, if relevant, effective advisory fees for the funds and the profitability of the adviser both overall and on a fund-by-fund basis. The Board further considered the allocations of the Adviser’s costs to the funds. The internal audit department of the Adviser conducted a review of such allocations and reported to the Board regarding the reasonableness and consistency of these allocations. The Board was satisfied with the results of this review. On the basis of this information and review, the Board concluded that the advisory fees charged to the funds, including the Trust, for investment management services were reasonable.

The Trustees also considered whether economies of scale might be realized as a fund’s assets increase. Because of differences among funds as to management style and cost, it is difficult to generalize as to whether or to what extent economies in the advisory function may be realized as a fund’s assets increase. The Board did note, however, that while some funds were increasing in assets and others were decreasing in assets, the funds overall were not experiencing significant asset growth.

Based on the factors discussed above, the Contracts Committee unanimously recommended approval of the advisory agreement, and the Board, including all of the Independent Trustees voting separately, approved the agreement.

This report is submitted for the information of shareholders of Thrivent Financial Securities Lending Trust. It is not authorized for distribution to prospective investors unless preceded or accompanied by the current prospectus for Thrivent Financial Securities Lending Trust, which contains more complete information about the Trust, including investment policies, charges and expenses.

Item 2.	Code of Ethics

Not applicable to semiannual report

Item 3.	Audit Committee Financial Expert

Not applicable to semiannual report

Item 4.	Principal Accountant Fees and Services

Not applicable to semiannual report

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Investments

(a)	Registrant’s Schedule of Investments is included in the report to shareholders filed under Item 1.

(b)	Not applicable to this filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees.

Item 11.	Controls and Procedures

(a)(i) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12.	Exhibits

Certifications pursuant to Rules 30a-2(a) and 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: June 26, 2009	THRIVENT FINANCIAL SECURITIES LENDING TRUST

	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: June 26, 2009	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Date: June 26, 2009	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer